New standards and regulatory changes - Right-of-use assets and lease liabilities (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of quantitative information about right-of-use assets [abstract]
Balance at the beginning	$ 0
Balance at the end	456,225	$ 0
Lease liabilities [abstract]
Repayment of borrowings	(300,326)	0	$ 0
Lease liabilities
Lease liabilities [abstract]
Balance at the beginning	797,889
IFRS 16 adoption (January 1st)	490,245
Additions	224,493
Disposals	(50)
Finance cost	76,139
Repayment of borrowings	(300,326)
Exchange difference	2,564
Balance at the end	1,290,954	797,889
Sublease
Lease liabilities [abstract]
Balance at the beginning	0
IFRS 16 adoption (January 1st)	29,610
Finance cost	3,302
Repayment of borrowings	(3,476)
Balance at the end	29,436	0
Right-of-use assets
Disclosure of quantitative information about right-of-use assets [abstract]
Balance at the beginning	0
IFRS 16 adoption (January 1st)	460,635
Additions	224,493
Amortization of the period	(175,354)
Impairment loss	(53,488)
Disposals	(61)
Balance at the end	456,225	0
Lands and buildings
Disclosure of quantitative information about right-of-use assets [abstract]
Balance at the beginning	0
IFRS 16 adoption (January 1st)	236,519
Additions	26,252
Amortization of the period	(44,254)
Disposals	(4)
Balance at the end	218,513	0
Plant and equipment [member]
Disclosure of quantitative information about right-of-use assets [abstract]
Balance at the beginning	0
IFRS 16 adoption (January 1st)	78,412
Additions	123,341
Amortization of the period	(50,944)
Impairment loss	(53,488)
Disposals	(57)
Balance at the end	97,264	0
Vehicles
Disclosure of quantitative information about right-of-use assets [abstract]
Balance at the beginning	0
IFRS 16 adoption (January 1st)	145,704
Additions	74,900
Amortization of the period	(80,156)
Balance at the end	$ 140,448	$ 0